Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill And Other Intangible Assets Tables Abstract
Goodwill By Segments
	Latin	Latin	North
	America -	America -	America -	Europe -	Asia -	Corporate
	Generation	Utilities	Generation	Generation	Generation	and Other	Total

Balance as of December 31, 2008
Goodwill	$926	$140	$121	$127	$78	$101	$1,493
Accumulated impairment losses	(24)	(7)	(20)	(19)	-	(2)	(72)
Net balance	902	133	101	108	78	99	1,421

Impairment losses	-	-	-	(118)	-	(4)	(122)
Goodwill associated with the
sale of a business	-	-	-	-	(2)	-	(2)
Foreign currency translation
and other	-	-	(10)	10	2	-	2

Balance as of December 31, 2009
Goodwill	926	140	111	137	78	101	1,493
Accumulated impairment losses	(24)	(7)	(20)	(137)	-	(6)	(194)
Net balance	902	133	91	-	78	95	1,299
Impairment losses	-	-	(18)	-	-	(3)	(21)
Foreign currency translation
and other	-	-	(10)	-	3	-	(7)

Balance as of December 31, 2010
Goodwill	926	140	101	137	81	101	1,486
Accumulated impairment losses	(24)	(7)	(38)	(137)	-	(9)	(215)
Net balance	$902	$133	$63	$-	$81	$92	$1,271

Other Intangible Assets
	December 31, 2010			December 31, 2009
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Balance	Amortization	Balance	Balance	Amortization	Balance

	(in millions)			(in millions)
Subject to Amortization
Project development rights(1)	$141	$-	$141	$-	$-	$-
Sales concessions	162	(88)	74	167	(84)	83
Contractual payment rights(2)	65	(4)	61	-	-	-
Land use rights	50	(2)	48	48	(1)	47
Management rights	66	(30)	36	64	(27)	37
Emission allowances(3)	26	-	26	11	-	11
Other(4)	94	(33)	61	118	(28)	90
Subtotal	604	(157)	447	408	(140)	268
Indefinite-Lived Intangible Assets
Land use rights	51	-	51	50	-	50
Emission allowances(5)	8	-	8	15	-	15
Other	5	-	5	-	-	-
Subtotal	64	-	64	65	-	65

Total	$668	$(157)	$511	$473	$(140)	$333

Schedule Of Acquired Intangible Assets By Major Class Text Block
	December 31, 2010
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Project development rights	$141	Subject to amortization	Various	Straight line
Contractual payment rights	65	Subject to amortization	10	Straight line
Emission allowances	14	Subject to amortization	Various	As utilized
Land use rights	7	Indefinite-lived	N/A	N/A
Total	$227

	December 31, 2009
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Emission allowances	$4	Subject to amortization	Various	As utilized
Land use rights	4	Indefinite-lived	N/A	N/A
Other	1	Subject to amortization	35	-
Total	$9

Schedule Of Expected Amortization Expense Table Text Block
	Estimated amortization expense
	2011	2012	2013	2014	2015

	(in millions)
Contractual payment rights	$9	$9	$9	$9	$9
Sales concessions	6	6	6	6	6
All other	7	6	4	3	3
Total	$22	$21	$19	$18	$18